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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1819 Goodwin Street      Jacksonville,        Florida          32204
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Christopher M Todd                 CFO                              904-355-7700
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)

                                                 Christopher M. Todd
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                           Jacksonville, Florida
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:   122,809
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    9/30/2002


                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                               TITLE OF                              SHARES OR       PUT/   SOLE   SHARED  OTHER  SOLE  SHARE  OTHER
NAME OF ISSUER                   CLASS        CUSIP   FAIR MARKET    PRINCIPAL  SH/PNCALL    (A)     (B)    (C)    (A)    (B)   (C)
ACTION PERFORMANCE
  COMPANIES I CMN            COMMON STOCK   004933107  8,995,000     350,000     SH        350,000                350,000
ADMINISTAFF INC              COMMON STOCK   007094105    962,500     250,000     SH        250,000                250,000
AIRTRAN HOLDINGS INC CMN     COMMON STOCK   00949P108    202,150      65,000     SH         65,000                 65,000
ALLIED CAPITAL
  CORPORATIONCMN             COMMON STOCK   01903Q108  3,283,500     150,000     SH        150,000                150,000
AMERITRADE HOLDING CORP
  CL-A CMN CLASS A           COMMON STOCK   03072H109    746,000     200,000     SH        200,000                200,000
BERKSHIRE HATHAWAY INC
   CL-A (DEL) CLASS A        COMMON STOCK   084670108 11,085,074         150     SH            150                    150
BOSTON SCIENTIFIC
  CORP.COMMON STOCK          COMMON STOCK   101137107  3,156,000     100,000     SH        100,000                100,000
CALPINE CORPORATION          COMMON STOCK   131347106  1,482,000     600,000     SH        600,000                600,000
CAPITAL ONE FINANCIAL CORP   COMMON STOCK   14040H105  4,888,800     140,000     SH        140,000                140,000
DENDRITE INTERNATIONAL
  COMMON STOCK               COMMON STOCK   248239105    581,151      92,100     SH         92,100                 92,100
DYNEGY INC NEW CMN
  CLASS A                    COMMON STOCK   26816Q101    116,000     100,000     SH        100,000                100,000
FLEMING COMPANIES INC        COMMON STOCK   339130106  1,500,000     300,000     SH        300,000                300,000
FUELCELL ENERGY INC CMN      COMMON STOCK   35952H106    252,000      40,000     SH         40,000                 40,000
GENERAL MOTORS
  CORPORATION CMN CLASS H    COMMON STOCK   370442832  9,150,000   1,000,000     SH      1,000,000              1,000,000
GENESIS MICROCHIP
  INC CMN                    COMMON STOCK   371933102    536,900      70,000     SH         70,000                 70,000
HOTEL RESERVATIONS
  NETWORK INC                COMMON STOCK   441451101  2,276,100      45,000     SH         45,000                 45,000
HOUSEHOLD INTL INC.          COMMON STOCK   441815107  3,963,400     140,000     SH        140,000                140,000
IMCLONE SYS INC              COMMON STOCK   45245W109    468,000      60,000     SH         60,000                 60,000
IMPATH INC                   COMMON STOCK   45255G101  1,291,000     100,000     SH        100,000                100,000
INTERMUNE INC CMN            COMMON STOCK   45884X103  4,923,000     150,000     SH        150,000                150,000
INVISION
  TECHNOLOGIES INC           COMMON STOCK   461851107  4,801,500     150,000     SH        150,000                150,000
LEVEL 3
  COMMUNICATIONS IN          COMMON STOCK   52729N100  2,334,000     600,000     SH        600,000                600,000
LIBERTY MEDIA CORP NEW
  CMN SERIES A               COMMON STOCK   530718105  5,026,000     700,000     SH        700,000                700,000
LIQUIDMETAL
  TECHNOLOGIESCMN            COMMON STOCK   53634X100  4,794,000     600,000     SH        600,000                600,000
MEDICAL STAFFING NTWK
  HLDGSCMN                   COMMON STOCK   58463F104  3,034,000     200,000     SH        200,000                200,000
METRIS COMPANIES INC         COMMON STOCK   591598107    462,000     200,000     SH        200,000                200,000
MIM CORP                     COMMON STOCK   553044108  2,835,000     300,000     SH        300,000                300,000
NASDAQ-100 SHARES
  MARKET INDEX               COMMON STOCK   631100104 10,360,000     500,000     SH        500,000                500,000
NEW CENTURY
  FINANCIAL CORP             COMMON STOCK   64352D101  2,340,000     100,000     SH        100,000                100,000
OVERTURE SVCS INC CMN        COMMON STOCK   69039R100  2,357,000     100,000     SH        100,000                100,000
PALOMAR MEDICAL
  TECHNOLOGIES (NEW)         COMMON STOCK   697529303      5,656       4,285     SH          4,285                  4,285
POLYMEDICA CORP              COMMON STOCK   731738100  1,585,200      60,000     SH         60,000                 60,000
PRIORITY HEALTHCARE
  CORP                       COMMON STOCK   74264T102  2,772,000     110,000     SH        110,000                110,000
PULITZER INC CMN             COMMON STOCK   745769109  5,831,000     140,000     SH        140,000                140,000
SALTON INC                   COMMON STOCK   795757103    851,000     100,000     SH        100,000                100,000
SCRIPPS CO E.W. CL-A
  (NEW) CMN CLASS A          COMMON STOCK   811054204  9,702,000     140,000     SH        140,000                140,000
SIEBEL SYSTEMS INC           COMMON STOCK   826170102  2,300,000     400,000     SH        400,000                400,000
THE NAUTILUS GROUP           COMMON STOCK   63910B102    389,981      19,999     SH         19,999                 19,999
US ONCOLOGY INC              COMMON STOCK   90338W103  1,040,594     128,310     SH        128,310                128,310
VIVUS INC                    COMMON STOCK   928551100    129,600      30,000     SH         30,000                 30,000